STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES - 29.3%	Par	Value
ACHV ABS Trust
Series 2023-1PL, Class D, 8.47%, 03/18/2030 (a)	$404,318	$407,292
Series 2023-3PL, Class D, 8.36%, 08/19/2030 (a)	844,854	856,340
Series 2024-1PL, Class A, 5.90%, 04/25/2031 (a)	93,297	93,867
Series 2024-1PL, Class C, 6.42%, 04/25/2031 (a)	106,988	108,554
Series 2024-1PL, Class D, 7.29%, 04/25/2031 (a)	740,332	754,847
Series 2024-2PL, Class B, 5.43%, 10/27/2031 (a)	191,931	193,782
Series 2024-2PL, Class C, 5.72%, 10/27/2031 (a)	1,806,623	1,824,515
Series 2024-3AL, Class C, 5.68%, 12/26/2031 (a)	422,671	427,056
Series 2024-3AL, Class D, 6.75%, 12/26/2031 (a)	865,874	879,113
Affirm, Inc., Series 2025-1A, Class B, 5.13%, 02/15/2033 (a)	1,000,000	1,007,851
American Credit Acceptance Receivables Trust
Series 2022-4, Class D, 8.00%, 02/15/2029 (a)	890,091	900,440
Series 2023-1, Class D, 6.35%, 04/12/2029 (a)	1,790,000	1,813,845
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	3,700,000	3,786,356
Series 2024-2, Class D, 6.53%, 04/12/2030 (a)	1,500,000	1,539,107
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class A, 6.46%, 04/17/2028 (a)	291,100	293,383
Avis Budget Car Rental LLC
Series 2020-2A, Class B, 2.96%, 02/20/2027 (a)	500,000	498,209
Series 2021-1A, Class A, 1.38%, 08/20/2027 (a)	1,207,000	1,184,243
Series 2021-1A, Class C, 2.13%, 08/20/2027 (a)	570,000	559,404
Series 2022-5A, Class B, 7.09%, 04/20/2027 (a)	1,000,000	1,008,958
BOF URSA Funding Trust, Series 2023-CAR2, Class A2, 5.54%, 10/27/2031 (a)	320,456	322,395
Cherry Securitization Trust, Series 2025-1A, Class A, 6.13%, 11/15/2032 (a)	500,000	508,493
COOPR Residential Mortgage Trust
Series 2025-CES1, Class A1A, 5.65%, 05/25/2060 (a)(b)	473,634	478,400
Series 2025-CES2, Class A1B, 5.60%, 06/25/2060 (a)(b)	972,664	987,391
DT Auto Owner Trust, Series 2022-2A, Class D, 5.46%, 03/15/2028 (a)	1,910,168	1,916,223
Exeter Automobile Receivables Trust
Series 2022-3A, Class D, 6.76%, 09/15/2028	800,000	811,024
Series 2023-3A, Class D, 6.68%, 04/16/2029	1,000,000	1,023,608
FHF Trust, Series 2023-2A, Class A2, 6.79%, 10/15/2029 (a)	264,324	266,721
FIGRE Trust 2023-HE1, Series 2024-SL1, Class A1, 5.75%, 07/25/2053 (a)(c)	2,590,162	2,650,824
FIGRE Trust 2024-HE3, Series 2024-HE3, Class A, 5.94%, 07/25/2054 (a)(c)	1,471,289	1,510,245
Flagship Credit Auto Trust
Series 2021-3, Class D, 1.65%, 09/15/2027 (a)	78,000	74,826
Series 2021-4, Class D, 2.26%, 12/15/2027 (a)	116,000	110,056
FREED ABS Trust
Series 2021-3FP, Class D, 2.37%, 11/20/2028 (a)	11,547	11,533

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES - 29.3% (CONTINUED)	Par	Value
Series 2022-3FP, Class D, 7.36%, 08/20/2029 (a)	$182,012	$183,170
Series 2022-4FP, Class D, 7.40%, 12/18/2029 (a)	400,287	402,842
Frontier Communications Parent, Inc., Series 2023-1, Class A2, 6.60%, 08/20/2053 (a)	1,000,000	1,016,033
GLS Auto Receivables Trust, Series 2022-3A, Class D, 6.42%, 06/15/2028 (a)	2,000,000	2,028,062
GS Mortgage-Backed Securities Trust, Series 2024-HE2, Class A1, 5.86% (30 day avg SOFR US + 1.50%), 01/25/2055 (a)	1,129,023	1,141,475
Hertz Corp., Series 2021-2A, Class C, 2.52%, 12/27/2027 (a)	500,000	486,706
Lendbuzz Securitization Trust, Series 2024-3A, Class A2, 4.97%, 10/15/2029 (a)	414,253	414,719
Lobel Automobile Receivables Trust
Series 2023-1, Class C, 8.31%, 10/16/2028 (a)	195,211	196,413
Series 2023-1, Class D, 8.00%, 03/15/2030 (a)	1,516,000	1,542,852
Marlette Funding Trust
Series 2022-3A, Class C, 6.89%, 11/15/2032 (a)	303,751	304,516
Series 2023-3A, Class C, 7.06%, 09/15/2033 (a)	552,675	556,070
Series 2023-3A, Class D, 8.04%, 09/15/2033 (a)	1,628,000	1,678,951
Octane Receivables Trust
Series 2022-2A, Class D, 7.70%, 02/20/2030 (a)	1,000,000	1,031,066
Series 2023-2A, Class A2, 5.88%, 06/20/2031 (a)	35,896	35,573
Oportun Financial Corp., Series 2024-2, Class A, 5.86%, 02/09/2032 (a)	87,604	87,699
Pagaya AI Debt Selection Trust
Series 2022-5, Class A, 8.10%, 06/17/2030 (a)	1,335	1,336
Series 2023-5, Class C, 9.10%, 04/15/2031 (a)	161,705	162,359
Series 2023-7, Class ABC, 8.80%, 07/15/2031 (a)(c)	161,554	162,270
Series 2023-7, Class C, 8.80%, 07/15/2031 (a)	294,010	296,016
Series 2023-8, Class A, 7.30%, 06/16/2031 (a)	100	102
Series 2023-8, Class B, 7.96%, 06/16/2031 (a)	1,575,263	1,611,249
Series 2023-8, Class C, 9.54%, 06/16/2031 (a)	1,431,830	1,473,451
Series 2024-1, Class B, 7.11%, 07/15/2031 (a)	471,322	475,243
Series 2024-1, Class C, 8.34%, 07/15/2031 (a)	374,538	379,130
Series 2024-10, Class C, 5.99%, 06/15/2032 (a)	759,948	765,838
Series 2024-11, Class B, 5.64%, 07/15/2032 (a)	1,481,066	1,492,127
Series 2024-2, Class B, 6.61%, 08/15/2031 (a)	452,573	456,058
Series 2024-3, Class A, 6.26%, 10/15/2031 (a)	159,869	160,839
Series 2024-3, Class B, 6.57%, 10/15/2031 (a)	711,535	716,552
Series 2024-5, Class B, 6.60%, 10/15/2031 (a)	580,802	586,542
Series 2024-8, Class C, 6.03%, 01/15/2032 (a)	318,784	321,114
Series 2024-8, Class D, 6.53%, 01/15/2032 (a)	507,498	512,240
Series 2024-9, Class D, 6.17%, 03/15/2032 (a)	342,585	345,057
Series 2025-1, Class B, 5.63%, 07/15/2032 (a)	999,915	1,011,501
Series 2025-1, Class C, 5.87%, 07/15/2032 (a)	499,957	504,438

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES - 29.3% (CONTINUED)	Par	Value
Series 2025-3, Class A2, 5.37%, 12/15/2032 (a)	$499,899	$504,403
Series 2025-3, Class B, 6.06%, 12/15/2032 (a)	499,899	508,486
Series 2025-4, Class A2, 5.37%, 01/17/2033 (a)	1,500,000	1,512,403
Series 2025-4, Class B, 5.69%, 01/17/2033 (a)	1,000,000	1,015,653
Series 2025-4, Class C, 6.15%, 01/17/2033 (a)	1,000,000	1,017,947
Series 2025-6, Class A2, 4.50%, 04/15/2033 (a)	1,000,000	1,000,766
Series 2025-6, Class B, 4.88%, 04/15/2033 (a)	1,000,000	999,914
Series 2025-R1, Class A2, 5.34%, 06/15/2032 (a)	1,000,000	1,009,401
Series 2025-R1, Class B, 5.71%, 06/15/2032 (a)	1,000,000	1,008,187
Pagaya Technologies Ltd.
Series 2025-1, Class A, 5.72%, 01/20/2034 (a)	1,750,000	1,771,259
Series 2025-1, Class C, 6.30%, 01/20/2034 (a)	750,000	759,061
Prestige Auto Receivables Trust, Series 2025-1A, Class B, 5.34%, 11/15/2028 (a)	2,000,000	2,016,972
Purchasing Power Funding, Series 2024-A, Class B, 6.43%, 08/15/2028 (a)	400,000	403,669
RCKT Mortgage Trust, Series 2025-CES7, Class A1B, 5.48%, 07/25/2055 (a)(b)	977,322	989,454
Reach Financial LLC, Series 2024-1A, Class B, 6.29%, 02/18/2031 (a)	500,000	504,918
Research-Driven Pagaya Motor Asset Trust
Series 2023-3A, Class A, 7.13%, 01/26/2032 (a)	77,838	77,962
Series 2023-4A, Class A, 7.54%, 03/25/2032 (a)	90,115	90,505
Series 2025-3A, Class A2, 5.15%, 02/27/2034 (a)	2,000,000	2,017,521
SAFCO Auto Receivables Trust
Series 2024-1A, Class B, 6.31%, 11/20/2028 (a)	250,000	250,094
Series 2025-1A, Class A, 5.46%, 09/10/2029 (a)	1,229,605	1,228,043
Saluda Grade Mortgage Funding LLC, Series 2023-FIG4, Class A, 6.72%, 11/25/2053 (a)(c)	343,369	351,144
Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, 12/22/2031 (a)	1,312,000	1,320,848
Strike Acceptance Auto Funding Trust, Series 2025-1A, Class A, 5.84%, 04/15/2032 (a)	706,025	708,587
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	1,356,571	1,362,965
Towd Point Mortgage Trust
Series 2025-CES2, Class A2, 5.58%, 07/25/2065 (a)(b)	500,000	501,552
Series 2025-CRM1, Class A1, 5.80%, 01/25/2065 (a)(b)	2,630,052	2,677,175
Tricolor Auto Securitization Trust, Series 2024-3A, Class B, 5.36%, 09/15/2028 (a)	2,000,000	1,445,455
Upgrade Master Pass-Thru Trust, Series 2025-ST4, Class A, 5.50%, 08/16/2032 (a)	928,165	932,561
Upgrade Receivables Trust, Series 2024-1A, Class A, 5.37%, 02/18/2031 (a)	156,683	156,255

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES - 29.3% (CONTINUED)	Par	Value
Upstart Pass-Through Trust Series, Series 2022-ST3, Class A, 4.30%, 05/20/2030 (a)	$89,570	$89,270
Upstart Securitization Trust
Series 2021-2, Class C, 3.61%, 06/20/2031 (a)	29,774	29,725
Series 2024-1, Class A, 5.33%, 11/20/2034 (a)	708,733	711,759
Series 2025-1, Class A, 5.45%, 04/20/2035 (a)	741,647	747,994
Upstart Structured Pass-Through Trust, Series 2022-4A, Class B, 8.54%, 11/15/2030 (a)	101,545	101,867
Veros Automobile Receivables Trust
Series 2024-1, Class A, 6.28%, 11/15/2027 (a)	215,417	215,538
Series 2025-1, Class A, 5.31%, 09/15/2028 (a)	394,072	394,208
Vista Point Securitization Trust
Series 2024-CES2, Class A1, 5.25%, 10/25/2054 (a)(b)	385,792	387,830
Series 2024-CES2, Class A2, 5.66%, 10/25/2054 (a)(b)	1,000,000	1,004,630
Series 2024-CES3, Class A1, 5.68%, 01/25/2055 (a)(b)	1,736,563	1,759,055
Series 2025-CES1, Class A1, 5.81%, 04/25/2055 (a)(b)	2,670,410	2,713,756
Series 2025-CES2, Class A1, 5.60%, 08/25/2055 (a)(c)	2,464,650	2,481,043
TOTAL ASSET-BACKED SECURITIES (Cost $90,137,030)		90,128,345

CORPORATE BONDS - 27.3%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Sprint LLC, 7.63%, 03/01/2026	1,260,000	1,262,845

Consumer Discretionary - 4.5%
Automotive - 1.0%
Ford Motor Credit Co. LLC, 2.90%, 02/16/2028	1,700,000	1,616,487
General Motors Financial Co., Inc., 2.40%, 04/10/2028	1,550,000	1,479,093
		3,095,580

Automotive Parts & Equipment - 0.5%
BorgWarner, Inc., 2.65%, 07/01/2027	1,550,000	1,510,457

Homebuilding - 0.9%
Meritage Homes Corp., 5.13%, 06/06/2027	1,200,000	1,210,839
Toll Brothers Finance Corp., 4.88%, 03/15/2027	1,500,000	1,511,516
		2,722,355

Hotels, Resorts & Cruise Lines - 1.0%
Carnival Corp., 4.00%, 08/01/2028 (a)	1,600,000	1,578,161
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (a)	1,500,000	1,499,186
5.50%, 04/01/2028 (a)	100,000	101,966
		3,179,313

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

CORPORATE BONDS - 27.3% (CONTINUED)	Par	Value
Leisure Products - 0.5%
Mattel, Inc., 3.38%, 04/01/2026 (a)	$1,500,000	$1,489,478

Passenger Airlines - 0.6%
United Airlines, Inc., 4.38%, 04/15/2026 (a)	1,700,000	1,698,851
Total Consumer Discretionary		13,696,034

Consumer Staples - 0.6%
Packaged Foods & Meats - 0.6%
Conagra Brands, Inc., 1.38%, 11/01/2027	1,150,000	1,083,536
Kraft Heinz Foods Co., 3.00%, 06/01/2026	900,000	892,688
Total Consumer Staples		1,976,224

Energy - 2.8%
Integrated Oil & Gas - 0.5%
Occidental Petroleum Corp., 3.20%, 08/15/2026	1,500,000	1,484,410

Oil & Gas Exploration & Production - 1.5%
Continental Resources, Inc., 2.27%, 11/15/2026 (a)	1,550,000	1,511,684
EQT Corp.
3.13%, 05/15/2026 (a)	879,000	871,121
3.90%, 10/01/2027	671,000	666,822
Ovintiv, Inc., 5.38%, 01/01/2026	1,400,000	1,400,269
		4,449,896

Oil & Gas Storage & Transportation - 0.8%
ONEOK, Inc.
5.00%, 03/01/2026	1,200,000	1,200,729
4.85%, 07/15/2026	200,000	200,712
Western Midstream Operating LP, 4.75%, 08/15/2028	1,150,000	1,160,075
		2,561,516
Total Energy		8,495,822

Financials - 7.6%
Asset Management & Custody Banks - 0.3%
Ares Capital Corp., 7.00%, 01/15/2027	950,000	978,170

Automotive Retail - 0.2%
Penske Truck Leasing Co. LP / PTL Finance Corp., 5.75%, 05/24/2026 (a)	625,000	630,058

Brokerage & Investment Management - 0.3%
LPL Holdings, Inc., 5.70%, 05/20/2027	850,000	866,465

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

CORPORATE BONDS - 27.3% (CONTINUED)	Par	Value
Commercial & Residential Mortgage Finance - 0.5%
Radian Group, Inc., 4.88%, 03/15/2027	$1,550,000	$1,554,812

Consumer Finance - 0.1%
Synchrony Bank, 5.63%, 08/23/2027	250,000	255,349

Diversified Banks - 3.5%
Bank of America Corp., 4.45%, 03/03/2026	1,300,000	1,300,995
Barclays PLC, 5.20%, 05/12/2026	1,550,000	1,557,639
Capital One NA, 3.45%, 07/27/2026	1,200,000	1,193,055
Citigroup, Inc., 4.60%, 03/09/2026	1,550,000	1,552,577
Comerica, Inc., 3.80%, 07/22/2026	1,550,000	1,541,634
Fifth Third Bank, Inc., 3.85%, 03/15/2026	1,550,000	1,547,324
KeyBank NA/Cleveland OH, 3.40%, 05/20/2026	630,000	626,630
Lloyds Banking Group PLC
4.58%, 12/10/2025	700,000	700,175
4.65%, 03/24/2026	850,000	850,718
		10,870,747

Diversified Financial Services - 0.1%
Apollo Management Holdings LP, 4.40%, 05/27/2026 (a)	370,000	369,735

Finance Companies - 1.3%
Athene Global Funding, 5.62%, 05/08/2026 (a)	700,000	706,085
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (a)	198,000	190,410
2.75%, 02/21/2028 (a)	335,000	321,810
6.38%, 05/04/2028 (a)	1,100,000	1,147,744
Macquarie Airfinance Holdings Ltd., 5.20%, 03/27/2028 (a)	1,700,000	1,729,465
		4,095,514

Private Equity - 0.2%
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (a)	747,000	739,867

Regional Banks - 0.1%
Manufacturers & Traders Trust Co., 3.40%, 08/17/2027	250,000	246,379

Specialized REITs - 0.9%
Host Hotels & Resorts LP, 4.50%, 02/01/2026	1,050,000	1,048,694
VICI Properties LP / VICI Note Co., Inc.
4.50%, 09/01/2026 (a)	1,455,000	1,455,392
3.75%, 02/15/2027 (a)	150,000	148,408
		2,652,494

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

CORPORATE BONDS - 27.3% (CONTINUED)	Par	Value
Transaction & Payment Processing Services - 0.1%
Global Payments, Inc., 4.80%, 04/01/2026	$200,000	$200,237
Total Financials		23,459,827

Health Care - 0.4%
Health Care Providers & Services - 0.4%
HCA, Inc., 5.20%, 06/01/2028	1,150,000	1,177,970

Industrials - 3.7%
Aerospace & Defense - 1.5%
Boeing Co.
2.75%, 02/01/2026	592,000	588,693
3.10%, 05/01/2026	958,000	951,754
Hexcel Corp., 4.20%, 02/15/2027 (b)	570,000	567,835
Rolls-Royce PLC, 3.63%, 10/14/2025 (a)	1,250,000	1,249,468
Textron, Inc., 4.00%, 03/15/2026	1,200,000	1,198,657
		4,556,407

Commercial Services - 0.5%
Ashtead Capital, Inc., 1.50%, 08/12/2026 (a)	1,550,000	1,513,845

Passenger Airlines - 0.5%
Delta Air Lines, Inc.
7.38%, 01/15/2026	1,500,000	1,507,290
4.95%, 07/10/2028	100,000	101,240
		1,608,530

Trading Companies & Distributors - 1.2%
Air Lease Corp., 1.88%, 08/15/2026	1,600,000	1,567,177
Aircastle Ltd., 2.85%, 01/26/2028 (a)	1,550,000	1,495,111
GATX Corp.
3.25%, 09/15/2026	450,000	446,644
3.50%, 03/15/2028	280,000	275,055
		3,783,987
Total Industrials		11,462,769

Information Technology - 1.9%
Communications Equipment - 0.3%
Juniper Networks, Inc., 1.20%, 12/10/2025	900,000	893,972

Electronic Manufacturing Services - 0.1%
Flex Ltd., 3.75%, 02/01/2026	300,000	298,896

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

CORPORATE BONDS - 27.3% (CONTINUED)	Par	Value
Technology Distributors - 1.0%
Arrow Electronics, Inc.
7.50%, 01/15/2027	$500,000	$518,337
3.88%, 01/12/2028	1,050,000	1,038,231
Avnet, Inc.
4.63%, 04/15/2026	1,200,000	1,199,133
6.25%, 03/15/2028	500,000	520,429
		3,276,130

Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co., 1.75%, 04/01/2026	1,500,000	1,483,060
Total Information Technology		5,952,058

Materials - 2.9%
Commodity Chemicals - 0.4%
Cabot Corp., 3.40%, 09/15/2026	1,200,000	1,189,829

Fertilizers & Agricultural Chemicals - 0.5%
FMC Corp., 3.20%, 10/01/2026	1,550,000	1,533,293

Metal, Glass & Plastic Containers - 0.9%
Berry Global, Inc., 1.57%, 01/15/2026	1,200,000	1,189,777
Silgan Holdings, Inc., 1.40%, 04/01/2026 (a)	1,650,000	1,624,348
		2,814,125

Packaging & Containers - 0.0%(d)
Graphic Packaging International LLC, 1.51%, 04/15/2026 (a)	108,000	106,255

Paper & Plastic Packaging Products & Materials - 0.5%
Sealed Air Corp., 1.57%, 10/15/2026 (a)	1,650,000	1,599,312

Steel - 0.6%
ArcelorMittal SA, 6.55%, 11/29/2027	1,700,000	1,774,125
Total Materials		9,016,939

Technology - 0.5%
Technology Distributors - 0.5%
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	890,000	873,483
4.25%, 04/01/2028	662,000	658,379
Total Technology		1,531,862

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

CORPORATE BONDS - 27.3% (CONTINUED)	Par	Value
Utilities - 2.0%
Electric Utilities - 1.0%
NRG Energy, Inc.
2.00%, 12/02/2025 (a)	$999,000	$993,786
2.45%, 12/02/2027 (a)	700,000	671,202
Pacific Gas and Electric Co., 3.15%, 01/01/2026	1,400,000	1,395,648
		3,060,636

Gas Utilities - 0.5%
National Fuel Gas Co., 5.50%, 10/01/2026	1,550,000	1,566,923

Utilities - 0.5%
Vistra Operations Co. LLC
5.05%, 12/30/2026 (a)	400,000	402,599
3.70%, 01/30/2027 (a)	1,150,000	1,139,717
		1,542,316
Total Utilities		6,169,875
TOTAL CORPORATE BONDS (Cost $83,757,253)		84,202,225

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.7%
Federal Home Loan Mortgage Corp.
Series K053, Class A2, 3.00%, 12/25/2025	1,709,881	1,704,945
Series K054, Class A2, 2.75%, 01/25/2026	682,371	679,394
Series K055, Class A2, 2.67%, 03/25/2026	2,072,277	2,059,294
Series K056, Class A2, 2.53%, 05/25/2026	2,335,610	2,315,825
Series K058, Class A2, 2.65%, 08/25/2026	2,777,000	2,747,125
Series K060, Class A2, 3.30%, 10/25/2026	1,150,000	1,142,925
Series K061, Class A2, 3.35%, 11/25/2026 (c)	833,396	828,587
Series K734, Class A2, 3.21%, 02/25/2026	1,606,672	1,601,999
Series K735, Class A2, 2.86%, 05/25/2026	1,904,164	1,891,909
Series K-F100, Class AS, 4.53% (30 day avg SOFR US + 0.18%), 01/25/2028	254,072	253,295
Series K-F101, Class AS, 4.55% (30 day avg SOFR US + 0.20%), 01/25/2031	280,014	277,163
Series K-F104, Class AS, 4.60% (30 day avg SOFR US + 0.25%), 01/25/2031	570,614	567,886
Series K-F105, Class AS, 4.60% (30 day avg SOFR US + 0.25%), 02/25/2031	944,788	938,064
Series K-F107, Class AS, 4.60% (30 day avg SOFR US + 0.25%), 03/25/2028	1,089,904	1,087,525
Series K-F112, Class AS, 4.58% (30 day avg SOFR US + 0.23%), 04/25/2031	429,697	424,031
Series K-F113, Class AS, 4.58% (30 day avg SOFR US + 0.23%), 05/25/2028	290,254	288,528

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.7% (CONTINUED)	Par	Value
Series K-F114, Class AS, 4.57% (30 day avg SOFR US + 0.22%), 05/25/2031	$1,120,414	$1,104,960
Series K-F115, Class AS, 4.56% (30 day avg SOFR US + 0.21%), 06/25/2031	1,839,014	1,813,012
Series K-F117, Class AS, 4.59% (30 day avg SOFR US + 0.24%), 06/25/2031	400,420	395,594
Series K-F118, Class AS, 4.55% (30 day avg SOFR US + 0.20%), 07/25/2028	190,388	188,977
Series K-F121, Class AS, 4.53% (30 day avg SOFR US + 0.18%), 08/25/2028	763,039	756,749
Series K-F122, Class AS, 4.54% (30 day avg SOFR US + 0.19%), 09/25/2031	1,434,279	1,427,052
Series KF125, Class AS, 4.57% (30 day avg SOFR US + 0.22%), 10/25/2028	1,015,328	1,007,728
Series KF129, Class AS, 4.60% (30 day avg SOFR US + 0.25%), 01/25/2029	2,500,687	2,482,995
Series KF133, Class AS, 4.72% (30 day avg SOFR US + 0.37%), 02/25/2029	1,351,923	1,346,950
Series KF160, Class AS, 5.05% (30 day avg SOFR US + 0.70%), 10/25/2030	490,532	493,616
Series KF48, Class A, 4.76% (30 day avg SOFR US + 0.40%), 06/25/2028	1,086,516	1,084,454
Series KF57, Class A, 5.01% (30 day avg SOFR US + 0.65%), 12/25/2028	542,034	544,684
Series KF59, Class A, 5.01% (30 day avg SOFR US + 0.65%), 02/25/2029	997,596	1,000,635
Series KF61, Class A, 5.00% (30 day avg SOFR US + 0.64%), 03/25/2029	372,060	373,191
Series KF75, Class AL, 4.98% (30 day avg SOFR US + 0.62%), 12/25/2029	366,322	369,476
Series KF75, Class AS, 4.90% (SOFR 1M Historical Calendar Day Compounded + 0.55%), 12/25/2029	396,738	397,535
Series KF79, Class AL, 4.94% (30 day avg SOFR US + 0.58%), 05/25/2030	797,517	799,288
Series KF86, Class AS, 4.67% (30 day avg SOFR US + 0.32%), 08/25/2027	509,367	508,220
Series KF87, Class AL, 4.82% (30 day avg SOFR US + 0.46%), 08/25/2030	141,626	141,933
Series KF87, Class AS, 4.70% (30 day avg SOFR US + 0.35%), 08/25/2030	566,505	564,924
Series KF88, Class AL, 4.80% (30 day avg SOFR US + 0.44%), 09/25/2030	3,812,842	3,803,393
Series KF90, Class AS, 4.73% (30 day avg SOFR US + 0.38%), 09/25/2030	303,704	302,079

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.7% (CONTINUED)	Par	Value
Series KF91, Class AS, 4.73% (30 day avg SOFR US + 0.38%), 10/25/2030	$311,679	$310,024
Series KF93, Class AS, 4.66% (30 day avg SOFR US + 0.31%), 10/25/2027	851,577	849,041
Series KF94, Class AL, 4.77% (30 day avg SOFR US + 0.41%), 11/25/2030	1,011,312	1,007,331
Series KF94, Class AS, 4.69% (30 day avg SOFR US + 0.34%), 11/25/2030	337,104	335,903
Series KF95, Class AL, 4.73% (30 day avg SOFR US + 0.37%), 11/25/2030	806,896	804,473
Series KF96, Class AL, 4.73% (30 day avg SOFR US + 0.37%), 12/25/2030	946,010	940,558
Series KF97, Class AS, 4.60% (30 day avg SOFR US + 0.25%), 12/25/2030	197,842	195,579
Series KF99, Class AS, 4.55% (30 day avg SOFR US + 0.20%), 12/25/2030	512,711	505,629
Series KJ21, Class A2, 3.70%, 09/25/2026	886,330	883,153
Federal National Mortgage Association
Series 2015-M10, Class A2, 3.09%, 04/25/2027 (c)	926,310	912,837
Series 2017-M15, Class ATS2, 3.21%, 11/25/2027 (c)	505,290	497,300
Series 2017-M4, Class A2, 2.66%, 12/25/2026 (c)	850,838	836,732
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, 5.21% (30 day avg SOFR US + 0.85%), 11/25/2041 (a)	128,624	129,138
Series 2024-DNA1, Class M1, 5.71% (30 day avg SOFR US + 1.35%), 02/25/2044 (a)	911,620	917,438
Series 2024-HQA2, Class M1, 5.56% (30 day avg SOFR US + 1.20%), 08/25/2044 (a)	1,326,350	1,329,577
GS Mortgage-Backed Securities Trust, Series 2023-PJ6, Class A16, 6.50%, 04/25/2054 (a)(c)	257,728	262,135
Sequoia Mortgage Trust, Series 2023-4, Class A10, 6.00%, 11/25/2053 (a)(c)	182,885	184,235
Verus Securitization Trust, Series 2021-R3, Class A3, 1.38%, 04/25/2064 (a)(c)	979,889	912,029
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $51,525,398)		51,529,052

COLLATERALIZED LOAN OBLIGATIONS - 15.3%
AMMC CDO, Series 2017-21A, Class B, 6.24% (3 mo. Term SOFR + 1.94%), 11/02/2030 (a)	23,467	23,470
BCRED BSL Static CLO Ltd., Series 2025-1A, Class AR, 5.54% (3 mo. Term SOFR + 1.25%), 07/24/2035 (a)	1,000,000	1,000,017
Black Diamond CLO Ltd., Series 2019-2A, Class A1AR, 5.64% (3 mo. Term SOFR + 1.32%), 07/23/2032 (a)	892,148	892,888

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COLLATERALIZED LOAN OBLIGATIONS - 15.3% (CONTINUED)	Par	Value
BlueMountain CLO Ltd., Series 2018-22A, Class A2, 5.98% (3 mo. Term SOFR + 1.66%), 07/15/2031 (a)	$1,500,000	$1,501,235
Canyon Capital CLO Ltd., Series 2016-1A, Class AR, 5.65% (3 mo. Term SOFR + 1.33%), 07/15/2031 (a)	1,025,892	1,026,214
Dryden Senior Loan Fund
Series 2018-61A, Class A1R2, 5.40% (3 mo. Term SOFR + 1.08%), 01/17/2032 (a)	2,312,044	2,315,942
Series 2019-80A, Class ARR, 5.15% (3 mo. Term SOFR + 0.95%), 01/17/2033 (a)	2,500,000	2,500,000
Fortress Credit Opportunities, Series 2025-31A, Class A1, 5.82% (3 mo. Term SOFR + 1.50%), 07/20/2033 (a)	2,000,000	2,003,162
Gallatin CLO Ltd., Series 2017-1A, Class A1R, 5.67% (3 mo. Term SOFR + 1.35%), 07/15/2031 (a)	1,185,386	1,185,750
KKR CLO Trust, Series 18, Class A1R2, 5.19% (3 mo. Term SOFR + 1.05%), 10/18/2035 (a)	1,750,000	1,752,625
LCM XIII LP, Series 14A, Class AR, 5.63% (3 mo. Term SOFR + 1.30%), 07/20/2031 (a)	13,064	13,064
LJV I MM CLO LLC, Series 2022-1A, Class A1, 6.16% (3 mo. Term SOFR + 1.85%), 04/28/2034 (a)	2,657,761	2,662,151
Maranon Loan Funding Ltd., Series 2021-3A, Class XR, 5.62% (3 mo. Term SOFR + 1.30%), 10/15/2036 (a)	812,500	812,478
MidOcean Credit CLO, Series 2016-6A, Class ARRR, 5.56% (3 mo. Term SOFR + 1.23%), 04/20/2033 (a)	1,511,684	1,508,470
Milos Clo, Series 2017-1A, Class AR, 5.66% (3 mo. Term SOFR + 1.33%), 10/20/2030 (a)	694,673	695,060
OCP CLO Ltd., Series 2014-5A, Class A1R, 5.66% (3 mo. Term SOFR + 1.34%), 04/26/2031 (a)	18,685	18,687
Octagon Investment Partners Ltd., Series 2016-1A, Class XRR, 5.62% (3 mo. Term SOFR + 1.30%), 04/24/2037 (a)	986,842	989,709
OZLM Ltd., Series 2019-24A, Class A1AR, 5.75% (3 mo. Term SOFR + 1.42%), 07/20/2032 (a)	1,670,734	1,670,946
Palmer Square Loan Funding Ltd., Series 2022-3A, Class A1AR, 5.42% (3 mo. Term SOFR + 1.10%), 04/15/2031 (a)	445,116	443,993
Parliament Funding, Series 2020-1A, Class BR, 6.24% (3 mo. Term SOFR + 1.91%), 10/20/2031 (a)	728,001	728,041
Rockford Tower CLO Ltd., Series 2019-1A, Class AR2, 0.00% (3 mo. Term SOFR + 1.10%), 04/20/2034 (a)	3,000,000	3,000,000
ROMARK CLO LLC, Series 2021-4A, Class A1R, 0.00% (3 mo. Term SOFR + 1.14%), 07/10/2034 (a)	1,000,000	1,000,000
Sound Point CLO Ltd.
Series 2013-3RA, Class A, 5.74% (3 mo. Term SOFR + 1.41%), 04/18/2031 (a)	3,933,816	3,937,239
Series 2015-2A, Class ARRR, 5.80% (3 mo. Term SOFR + 1.47%), 07/20/2032 (a)	2,671,792	2,674,082

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COLLATERALIZED LOAN OBLIGATIONS - 15.3% (CONTINUED)	Par	Value
Series 2018-1A, Class A, 5.58% (3 mo. Term SOFR + 1.26%), 04/15/2031 (a)	$821,116	$821,262
Steele Creek CLO Ltd., Series 2014-1RA, Class B, 6.09% (3 mo. Term SOFR + 1.76%), 04/21/2031 (a)	822,723	822,844
Symphony CLO Ltd.
Series 2014-15A, Class AR3, 5.66% (3 mo. Term SOFR + 1.34%), 01/17/2032 (a)	1,353,910	1,354,792
Series 2021-26A, Class AR, 5.67% (3 mo. Term SOFR + 1.34%), 04/20/2033 (a)	2,302,012	2,304,751
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, 5.60% (3 mo. Term SOFR + 1.28%), 10/13/2032 (a)	757,284	758,417
THL Credit Lake Shore MM CLO Ltd., Series 2019-2A, Class A1RR, 5.72% (3 mo. Term SOFR + 1.40%), 10/17/2031 (a)	597,429	597,540
TIAA CLO Ltd.
Series 2016-1A, Class ARR, 5.58% (3 mo. Term SOFR + 1.25%), 07/20/2031 (a)	771,607	771,807
Series 2017-2A, Class A, 5.73% (3 mo. Term SOFR + 1.41%), 01/16/2031 (a)	477,608	477,655
Trinitas CLO Ltd., Series 2020-14A, Class A1R2, 5.33% (3 mo. Term SOFR + 1.10%), 01/25/2034 (a)	2,200,000	2,201,938
Venture CDO Ltd.
Series 2014-18X, Class CR, 6.68% (3 mo. Term SOFR + 2.36%), 10/15/2029	276,623	276,677
Series 2018-32A, Class A1, 5.69% (3 mo. Term SOFR + 1.36%), 07/18/2031 (a)	409,746	410,204
Voya CLO Ltd., Series 2019-3A, Class AR, 5.66% (3 mo. Term SOFR + 1.34%), 10/17/2032 (a)	1,847,660	1,846,062
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $47,016,523)		46,999,172

MORTGAGE-BACKED SECURITIES - 4.7%
Federal Home Loan Mortgage Corp.
Pool WN1067, 0.77%, 10/01/2025	1,000,000	998,780
Pool WN2035, 2.05%, 10/01/2026	1,580,965	1,552,609
Series KF130, Class AS, 4.64% (30 day avg SOFR US + 0.29%), 01/25/2029	589,289	587,881
Series KF135, Class AS, 4.72% (30 day avg SOFR US + 0.37%), 05/25/2029	606,706	605,735
Series KF166, Class AS, 4.95% (30 day avg SOFR US + 0.60%), 01/25/2032	2,000,000	2,003,632
Series KJ49, Class AFL, 4.95% (30 day avg SOFR US + 0.60%), 01/25/2031	991,142	992,243
Federal National Mortgage Association
Pool AN0287, 2.95%, 11/01/2025	1,500,000	1,496,279
Pool AN1613, 2.55%, 07/01/2026	2,616,766	2,584,083

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES - 4.7% (CONTINUED)	Par	Value
Pool AN3381, 2.52%, 10/01/2026	$906,100	$891,261
Pool AN7890, 3.06%, 12/01/2027	2,750,000	2,681,239
TOTAL MORTGAGE-BACKED SECURITIES (Cost $14,394,631)		14,393,742

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 7.0%	Shares
First American Government Obligations Fund - Class X, 4.05%(e)	21,588,101	21,588,101
TOTAL MONEY MARKET FUNDS (Cost $21,588,101)		21,588,101

U.S. TREASURY BILLS - 2.2%	Par
4.09%, 12/18/2025 (f)	$7,000,000	6,941,513
TOTAL U.S. TREASURY BILLS (Cost $6,938,820)		6,941,513

TOTAL INVESTMENTS - 102.5% (Cost $315,357,756)		$315,782,150
Liabilities in Excess of Other Assets - (2.5)%		(7,823,301)
TOTAL NET ASSETS - 100.0%		$307,958,849

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $165,735,824 or 53.8% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(f)	The rate shown is the annualized yield as of September 30, 2025.
The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE ENHANCED INCOME SHORT MATURITY ETF

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Strive Enhanced Income Short Maturity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Asset-Backed Securities	$—	$90,128,345	$—	$90,128,345
Corporate Bonds	—	84,202,225	—	84,202,225
Collateralized Mortgage Obligations	—	51,529,052	—	51,529,052
Collateralized Loan Obligations	—	46,999,172	—	46,999,172
Mortgage-Backed Securities	—	14,393,742	—	14,393,742
Money Market Funds	21,588,101	—	—	21,588,101
U.S. Treasury Bills	—	6,941,513	—	6,941,513
Total Investments	$21,588,101	$294,194,049	$—	$315,782,150

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended September 30, 2025, the Strive Enhanced Income Short Maturity ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.